Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 008
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the UGI Utilities, Inc. Savings Plan (the “Plan”) is provided for general information purposes only. Unless otherwise noted, such description provides general information on the provisions of the Plan on December 31, 2025 and 2024 and for the years then ended covered by the financial statements. More complete information is included in the Plan document.
General. The Plan is a defined contribution plan covering employees of UGI Utilities, Inc. and its subsidiaries (collectively, “UGI Utilities”), its holding company parent, UGI Corporation (“UGI”), and certain affiliated companies (collectively, the “Employers”). Employees of the Employers are eligible upon hire to participate in the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The Plan is administered by the UGI Corporation Retirement Plan Committee (“Plan Administrator”), which is comprised of certain members of Employers' management.
Contributions. Generally, a participant may elect to contribute to the Plan in an amount ranging from 1% to 50%, in whole percentages, of eligible compensation on a before-tax basis, on an after-tax basis to a Roth 401(k), or a combination of both. After-tax basis contributions, including Roth 401(k) contributions, are not to exceed 30% of the participant's total deferral of eligible compensation, provided that the combination of before-tax and after-tax contributions does not exceed 50% of eligible compensation. Calendar year contribution amounts are subject to limits prescribed by the Internal Revenue Code (“IRC”) and the Plan. For the 2025 and 2024 Plan Years, the IRC before-tax and Roth 401(k) contribution limit was $23,500 and $23,000, respectively. Participants may also contribute amounts representing distributions from other qualified defined benefit or contribution plans. The Plan includes an auto-enrollment provision whereby all newly eligible employees are automatically enrolled in the Plan, unless they affirmatively elect not to participate, with a default deferral rate set at 4% of eligible compensation in Plan Years 2025 and 2024.
The Plan allows for “catch-up contributions,” a provision which allows employees that have attained age 50 before the end of the Plan Year and are contributing at the IRC or Plan limits to make before-tax and Roth 401(k) contributions over and above the IRC and Plan limits. The maximum catch-up contribution was $7,500 for both the 2025 and 2024 Plan Years. Effective January 1, 2025, pursuant to the SECURE 2.0 Act of 2022, participants who attain ages 60 through 63 during the Plan Year are eligible to make enhanced "super catch-up" contributions up to $11,250 for the 2025 Plan Year, which represents the greater of $10,000 or 150% of the standard catch-up limit. Participants who attain age 64 by the end of the Plan Year revert to the standard age 50 catch-up limit. Catch-up contributions are not eligible for the Employers' matching contribution.
For each pay period during a Plan Year, the Employers may, at their discretion, make a contribution to the Plan equal to a percentage of participant before-tax and after-tax contributions. Generally, for pension eligible employees hired prior to January 1, 2009, the Employers' matching contribution is equal to 50% of the first 3% of eligible compensation and 25% of the next 3% of eligible compensation that such participant has elected to make on his or her behalf in salary deferrals to the Plan or has elected to contribute to the plan as after-tax contributions. Generally, eligible employees who are not pension eligible, hired on or after January 1, 2009, receive an Employers' matching contribution of 100% of up to 6% of eligible compensation, and eligible employees who were Mountaineer Gas Company employees, hired prior to January 1, 2023, receive an Employers' matching contribution of 50% of up to 6% of eligible compensation.
All contributions are invested in accordance with participant investment elections in effect on the dates of the contributions.
Participant Accounts. Each participant's account is credited with the participant's contributions and the Employers' contributions as well as allocations of Plan earnings. Participants are charged with an allocation of administrative expenses, as defined in the Plan document. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account.
A participant may elect to have his or her funds invested in one or more investment options. The Plan currently offers investments in selected mutual funds, UGI Common Stock, common collective trust funds, a collective investment trust fund and Brokerage Link, a self-directed brokerage account. Generally, participants may transfer amounts between funds at any time with no limit. Fidelity Management Trust Company is the Plan’s Trustee for all investment assets of the Plan and qualifies as a party in interest. The Statements of Changes in Net Assets Available for Benefits reflects certain administrative fees paid by Plan participants to Fidelity Institutional Retirement Services Co. (“FIRSCO”) from Plan assets (see “Administrative Expenses” below). FIRSCO invests funds received from contributions, investment sales, interest and dividend income and makes distribution payments to participants. Investments in UGI Common Stock are generally limited to 25% of a participant's account balance.
Vesting. A participant will, at all times, be fully vested in their cumulative contributions, including Employer matching contributions, plus actual earnings as defined by the Plan document. Certain Plan participants covered by collective bargaining agreements have a different vesting schedule for Employers' matching contributions.
Notes Receivable from Participants. Generally, at the time a loan is to be made, the amount of all loans to be outstanding may not exceed the lesser of (i) 50% of a participant’s vested account balance, or (ii) $50,000 less the highest balance of any loan during the prior twelve-month period. The minimum loan amount is $1,000. Each loan bears interest at a rate determined in accordance with generally prevailing market conditions for similar types of loans plus 1%. At December 31, 2025, interest rates on loans outstanding ranged from 4.25% to 9.50%. The amount of the loan withdrawn from a participant's account is allocated in proportion to the value of the participant’s salary deferral and rollover account balances in each investment fund. Repayments, including interest, are made in equal installments through payroll deductions and are allocated to participant accounts in accordance with current investment elections. No loan may have a final maturity in excess of five years except that if the loan is used to purchase a principal residence for the participant, the loan may have a final maturity longer than five years. Participants are not permitted to have more than two loans outstanding at any time.

Payment of Benefits. The Plan benefit of a participant who terminates employment as a result of retirement, death or total disability, as defined by the Plan document, shall be equal to the proceeds of liquidation of 100% of the balance of his or her account. Participants may elect to receive their interest in shares of UGI Common Stock. The Plan benefit of a participant who terminates employment for reasons other than retirement, death, or total disability, shall be equal to the proceeds of liquidation of the vested portion of his or her account.

Where the amount to be distributed exceeds $1,000, no distribution shall be made to any Plan participant prior to his or her retirement age or age 73 for Plan Years 2025 and 2024, unless the participant elects to receive such distribution. Where the amount to be distributed does not exceed $1,000, a Plan participant’s benefit will be distributed as soon as practicable after the participant becomes entitled to receive a distribution from the Plan, but no later than April 1 of the Plan Year. A participant who continues to work past age 73 for Plan Years 2025 and 2024 will receive a mandatory required distribution upon termination of employment.

Additionally, hardship withdrawals and certain in-service withdrawals are permitted subject to Plan provisions.
Forfeited Accounts. A participant who terminated employment and is covered by collective bargaining agreements or who terminated employment prior to January 1, 2019, and before he or she was fully vested, forfeited nonvested amounts attributable to the Employers’ contributions, as defined by the Plan document. Forfeited amounts are available to reduce future Employers' contributions or pay expenses incurred in the administration of the Plan. For the 2025 and 2024 Plan Years, forfeitures used to reduce the Employers’ contributions were $157 and $28,093, respectively. During the 2025 and 2024 Plan Years, $10,249 and $41,268, respectively, were forfeited from participants’ accounts. As of December 31, 2025 and 2024, there were $53 and $9,234, respectively, of forfeitures remaining in the Plan.
Administrative Expenses. Administrative expenses of the Plan are chargeable to the Plan unless paid by the Employers. Other than the Plan fees described below, the Employers currently pay such expenses, which are excluded from these financial statements. During the Plan Years 2025 and 2024, each active Plan account was assessed a quarterly recordkeeping fee of $10.50 and $10.75, respectively. This fee is automatically deducted in the month following the end of the quarter and remitted to FIRSCO. Loan administration and withdrawal fees are paid by Plan participants. Investment related expenses are included in net appreciation of the fair value of investments.
Voting Rights of UGI Common Stock Participants. A participant has the right to instruct the trustee of the Plan how to vote, at each meeting of shareholders, all shares of UGI Common Stock (including fractional shares) represented by the value of the participant’s interest in UGI Common Stock. A participant also has the right to direct the trustee of the Plan whether or not to tender shares in response to a tender offer.
Plan Amendments. UGI Utilities may amend the Plan at any time for any reason by written action of the UGI Utilities Board of Directors. However, amendments that are necessary and appropriate to comply with laws or regulations, correct errors or omissions in the Plan document, and to facilitate the administration and operation of the Plan may be made by the Plan Administrator without Board approval.
Plan Termination. Although it has not expressed any intent to do so, UGI Utilities has the right to terminate the Plan in whole or in part at any time for any reason. In the event of a complete or partial termination of the Plan, the affected participants will become fully vested in their account balances.
Secure 2.0 Act. The Secure 2.0 Act of 2022 was signed into law on December 29, 2022. This legislation includes a vast array of provisional changes to retirement plans, becoming effective January 1, 2023. Plan management evaluated the impact of the adoption and implementation of this legislation on the Plan. Effective January 1, 2025, the Plan adopted the enhanced "super catch-up" contribution provision, which allows participants who attain ages 60 through 63 during the Plan Year to make catch-up contributions up to $11,250 for the 2025 Plan Year. There was no other material impact to the Plan for the years ended December 31, 2025 and 2024.